Reinsurance- effect of reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Premiums Written:
Direct					$ 144,821	$ 112,974	$ 79,492
Assumed					10,070	7,260	2,795
Ceded	$ (28,060)	$ (20,764)	$ (78,797)	$ (61,200)	(82,949)	(46,951)	(29,636)
Net written premiums	38,182	19,230	99,822	50,148	71,942	73,283	52,651
Premiums Earned:
Direct					129,071	94,799	66,765
Assumed					8,688	6,162	2,551
Ceded					(67,862)	(45,416)	(28,994)
Net earned premiums	27,662	16,036	69,220	52,280	69,897	55,545	40,322
Losses Incurred:
Direct					12,153	24,266	6,914
Assumed					46	2
Ceded					(6,580)	(14,651)	(1,388)
Net losses incurred					5,619	9,617	5,526
LAE Incurred:
Direct					2,113	6,608	2,300
Assumed					6		3
Ceded					(1,464)	(4,100)	(537)
Total LAE incurred					655	2,508	1,766
Total losses and LAE incurred:
Direct					14,266	30,874	9,214
Assumed					52	2	3
Ceded					(8,044)	(18,751)	(1,925)
Net total	$ 2,439	$ 5,374	$ 3,398	$ 7,043	$ 6,274	$ 12,125	$ 7,292